CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 641,014	$ 355,933
Short-term bank deposits	231,037	354,472
Marketable securities	528,086	283,016
Trade receivables (net of allowance for credit losses of $6 and $50 at December 31, 2023 and June 30, 2024, respectively)	156,049	186,472
Prepaid expenses and other current assets	34,983	31,550
Total current assets	1,591,169	1,211,443
LONG-TERM ASSETS:
Marketable securities	30,871	324,548
Property and equipment, net	16,477	16,494
Intangible assets, net	16,665	20,202
Goodwill	153,241	153,241
Other long-term assets	227,140	214,816
Deferred tax assets	85,021	81,464
Total long-term assets	529,415	810,765
TOTAL ASSETS	2,120,584	2,022,208
CURRENT LIABILITIES:
Trade payables	6,189	10,971
Employees and payroll accruals	75,909	95,538
Accrued expenses and other current liabilities	37,979	36,562
Convertible senior notes, net	573,824	572,340
Deferred revenues	442,223	409,219
Total current liabilities	1,136,124	1,124,630
LONG-TERM LIABILITIES:
Deferred revenues	75,887	71,413
Other long-term liabilities	31,601	33,839
Total long-term liabilities	107,488	105,252
TOTAL LIABILITIES	1,243,612	1,229,882
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 250,000,000 shares at June 30, 2024 and December 31, 2023; Issued and outstanding: 43,229,302 shares at June 30, 2024 and 42,255,336 shares at December 31, 2023, respectively	113	111
Additional paid-in capital	918,948	827,260
Accumulated other comprehensive loss	(1,440)	(1,849)
Accumulated deficit	(40,649)	(33,196)
Total shareholders' equity	876,972	792,326
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,120,584	$ 2,022,208